4. VESSELS AND OTHER FIXED ASSETS, NET (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($)
Beginning Balance	$ 500,000
Ending Balance
Vessel
Beginning Balance
Additions	2,773,830
Disposals
Ending Balance	2,773,830
Leased Vessel
Beginning Balance
Additions	2,350,245
Disposals	(2,350,245)
Ending Balance
Special Survey
Beginning Balance
Additions	157,368
Disposals
Ending Balance	157,368
Capitalized Initial Expenses
Beginning Balance
Additions	357,880
Disposals
Ending Balance	357,880
Total
Beginning Balance
Additions	5,639,323
Disposals	(2,350,245)
Ending Balance	$ 3,289,078